ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES
13.	ACCRUED LIABILITIES
All figures in USD ‘000	2014	2013
Accrued Interest	1,452	1,600
Accrued Expenses	4,481	4,967
Deferred revenue	2,654	-
Total as of December 31,	8,587	6,567